UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (83.6%)
	Consumer Discretionary (16.5%)
1,433,000	AMC Networks, Inc.µ 4.750%, 12/15/22	$1,446,434
6,231,000	American Axle & Manufacturing, Inc.µ 6.625%, 10/15/22	6,499,712
774,000	Brookfield Residential Properties, Inc.µ* 6.500%, 12/15/20	821,408
1,896,000	Continental Rubber Of America Corp.µ* 4.500%, 09/15/19	1,950,510
6,082,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	6,914,474
6,402,000	Dana Holding Corp.µ 6.750%, 02/15/21	6,986,182
	DISH Network Corp.µ
6,676,000	7.875%, 09/01/19	7,915,232
5,608,000	5.875%, 07/15/22	6,028,600
4,361,000	Dufry Finance SCAµ* 5.500%, 10/15/20	4,565,422
5,207,000	Express, LLCµ 8.750%, 03/01/18	5,672,376
	Goodyear Tire & Rubber Companyµ
4,896,000	8.250%, 08/15/20	5,419,260
2,670,000	7.000%, 05/15/22	2,876,925
4,896,000	Hasbro, Inc.µ 6.600%, 07/15/28	5,584,818
8,267,000	Icahn Enterprises, LPµ 8.000%, 01/15/18	8,887,025
2,554,000	J.C. Penney Company, Inc.µ 7.125%, 11/15/23	2,164,515
	Jaguar Land Rover, PLCµ*
4,718,000	8.125%, 05/15/21	5,372,622
3,204,000	7.750%, 05/15/18	3,518,392
2,225,000	5.625%, 02/01/23	2,298,703
	Lear Corp.µ
4,406,000	8.125%, 03/15/20	4,945,735
668,000	4.750%, 01/15/23*	665,913
3,115,000	Liberty Media Corp.µ 8.250%, 02/01/30	3,451,809
	Limited Brands, Inc.µ
2,670,000	7.600%, 07/15/37	2,876,925
1,337,000	5.625%, 02/15/22	1,448,138
890,000	6.950%, 03/01/33	917,813
	Meritage Homes Corp.µ
2,581,000	7.000%, 04/01/22	2,855,231
1,335,000	7.150%, 04/15/20	1,483,519
2,897,000	Netflix, Inc.*† 5.375%, 02/01/21	2,895,189
3,222,000	Phillips-Van Heusen Corp.µ 7.375%, 05/15/20	3,658,984
1,762,000	PVH Corp.µ 4.500%, 12/15/22	1,766,405
	Royal Caribbean Cruises, Ltd.µ
5,372,000	5.250%, 11/15/22	5,744,682
3,471,000	7.500%, 10/15/27	3,950,432
	Ryland Group, Inc.µ
5,341,000	6.625%, 05/01/20	5,981,920
1,495,000	5.375%, 10/01/22	1,536,113
2,056,000	Sally Holdings, LLCµ 5.750%, 06/01/22	2,193,495

PRINCIPAL AMOUNT			VALUE

7,566,000		Service Corp. Internationalµ 7.500%, 04/01/27	$8,379,345
2,946,000		Sirius XM Radio, Inc.µ* 5.250%, 08/15/22	3,001,238
2,920,000		Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	2,940,075
2,359,000		Sotheby’sµ* 5.250%, 10/01/22	2,388,488
6,286,000		Vail Resorts, Inc.µ 6.500%, 05/01/19	6,796,737
3,738,000		Viking Cruises, Ltd.µ* 8.500%, 10/15/22	4,130,490
236,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	249,718

			159,181,004

		Consumer Staples (4.1%)
2,670,000		Dean Foods Companyµ 9.750%, 12/15/18	3,048,806
579,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	649,928
5,852,000		JBS USA, LLCµ* 7.250%, 06/01/21	6,122,655
5,341,000		Land O’Lakes, Inc.µ* 6.000%, 11/15/22	5,754,927
9,279,000		Post Holdings, Inc.µ 7.375%, 02/15/22	10,363,483
10,681,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	11,855,910
1,780,000		Wells Enterprises, Inc.µ* 6.750%, 02/01/20	1,856,763

			39,652,472

		Energy (18.6%)
1,415,000		Access Midstream Partners, LPµ 4.875%, 05/15/23	1,417,653
24,923,000	NOK	Aker Solutions, ASA‡ 6.150%, 06/06/17	4,756,124
2,414,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,628,243
5,341,000		Berry Petroleum Companyµ 6.375%, 09/15/22	5,648,107
6,631,000		Bristow Group, Inc.µ 6.250%, 10/15/22	7,194,635
2,893,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	2,920,122
		Calumet Specialty Products, LPµ
5,786,000		9.375%, 05/01/19	6,369,873
1,780,000		9.625%, 08/01/20*	1,990,263
		Carrizo Oil & Gas, Inc.µ
4,985,000		8.625%, 10/15/18	5,424,303
4,361,000		7.500%, 09/15/20	4,581,776
3,560,000		Chesapeake Energy Corp.µ 9.500%, 02/15/15	4,053,950
1,486,000		Chesapeake Oilfield Finance, Inc.µ* 6.625%, 11/15/19	1,480,428
7,121,000		Cimarex Energy Companyµ 5.875%, 05/01/22	7,686,229
		Continental Resources, Inc.µ
4,673,000		5.000%, 09/15/22	5,000,110
1,780,000		8.250%, 10/01/19	2,003,613
2,029,000		Denbury Resources, Inc.† 4.625%, 07/15/23	2,001,101

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,854,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	$6,948,242
870,000	Frontier Oil Corp.µ 6.875%, 11/15/18	940,144
6,676,000	GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	6,930,522
4,450,000	Holly Energy Partners, LPµ* 6.500%, 03/01/20	4,755,937
1,179,000	HollyFrontier Corp.µ 9.875%, 06/15/17	1,274,057
1,246,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	1,314,530
1,433,000	Kodiak Oil + Gas Corp.µ* 5.500%, 01/15/21	1,453,599
5,786,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	6,306,740
	Linn Energy, LLCµ
4,450,000	8.625%, 04/15/20	4,939,500
2,670,000	6.250%, 11/01/19*	2,675,006
1,780,000	7.750%, 02/01/21	1,922,400
890,000	6.500%, 05/15/19	908,913
3,916,000	MarkWest Energy Partners, LPµ 5.500%, 02/15/23	4,177,882
	Oasis Petroleum, Inc.µ
4,148,000	6.500%, 11/01/21	4,443,545
1,335,000	6.875%, 01/15/23	1,460,156
1,317,000	Oil States International, Inc.µ* 5.125%, 01/15/23	1,346,633
4,896,000	Parker Drilling Companyµ 9.125%, 04/01/18	5,330,520
2,476,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	2,714,315
4,139,000	Pioneer Drilling Companyµ 9.875%, 03/15/18	4,542,552
5,786,000	Samson Investment Companyµ* 9.750%, 02/15/20	6,191,020
5,786,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,270,577
	SESI, LLCµ
3,382,000	6.875%, 06/01/14	3,405,573
2,225,000	7.125%, 12/15/21	2,489,219
	SM Energy Companyµ
3,882,000	6.625%, 02/15/19	4,129,477
3,382,000	6.500%, 11/15/21	3,639,877
3,916,000	Swift Energy Companyµ 8.875%, 01/15/20	4,285,572
472,000	Tesoro Corp.µ 5.375%, 10/01/22	494,125
3,249,000	Tesoro Logistics, LPµ* 5.875%, 10/01/20	3,403,328
3,606,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	3,849,405
	W&T Offshore, Inc.µ
8,456,000	8.500%, 06/15/19	9,121,910
1,068,000	8.500%, 06/15/19*	1,139,423
1,582,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	1,713,504

		179,674,733

	Financials (2.0%)
2,612,000	AON Corp.µ 8.205%, 01/01/27	3,346,050
3,796,000	Legg Mason, Inc.µ* 6.000%, 05/21/19	4,169,470
5,786,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	6,219,950

PRINCIPAL AMOUNT		VALUE

	Nuveen Investments, Inc.*
2,848,000	9.500%, 10/15/20µ^	$2,904,960
2,848,000	9.125%, 10/15/17	2,880,040

		19,520,470

	Health Care (9.9%)
11,215,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	12,196,312
6,168,000	DaVita, Inc.µ 6.625%, 11/01/20	6,765,525
	Endo Pharmaceuticals Holdings, Inc.µ
5,964,000	7.000%, 12/15/20	6,470,940
1,335,000	7.000%, 07/15/19	1,448,475
1,006,000	Fresenius Medµ* 5.875%, 01/31/22	1,100,313
3,681,000	Grifols, SAµ 8.250%, 02/01/18	4,065,204
	HCA Holdings, Inc.µ
8,634,000	7.750%, 05/15/21	9,529,777
1,891,000	6.250%, 02/15/21	2,008,006
1,780,000	HCA, Inc.µ 5.875%, 05/01/23	1,864,550
4,050,000	Health Management Associates, Inc.µ 7.375%, 01/15/20	4,475,250
8,015,000	Hologic, Inc.µ* 6.250%, 08/01/20	8,581,059
5,341,000	Teleflex, Inc.µ 6.875%, 06/01/19	5,838,381
	Tenet Healthcare Corp.
6,097,000	6.750%, 02/01/20	6,417,093
1,086,000	4.500%, 04/01/21*†	1,073,783
	Valeant Pharmaceuticals International, Inc.µ*
6,676,000	7.000%, 10/01/20	7,147,493
5,786,000	7.250%, 07/15/22	6,223,566
1,157,000	6.750%, 10/01/17	1,240,159
8,677,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	9,425,391

		95,871,277

	Industrials (11.7%)
8,456,000	Belden, Inc.µ* 5.500%, 09/01/22	8,762,530
2,848,000	Bombardier, Inc.µ* 6.125%, 01/15/23	2,892,500
2,559,000	Clean Harbors, Inc.µ* 5.125%, 06/01/21	2,651,764
	Deluxe Corp.µ
6,231,000	6.000%, 11/15/20*	6,328,359
5,341,000	7.000%, 03/15/19	5,738,237
2,866,000	Digitalglobe, Inc.* 5.250%, 02/01/21	2,866,000
	Dycom Investments, Inc.µ
4,297,000	7.125%, 01/15/21	4,584,362
1,246,000	7.125%, 01/15/21*	1,297,398
5,163,000	Edgen Murray Corp.* 8.750%, 11/01/20	5,266,260
3,573,000	General Cable Corp.µ* 5.750%, 10/01/22	3,758,349
2,826,000	GrafTech International, Ltd.µ* 6.375%, 11/15/20	3,011,456
4,949,000	H&E Equipment Services, Inc.µ* 7.000%, 09/01/22	5,431,527

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,875,000	Iron Mountain, Inc.µ 5.750%, 08/15/24	$2,948,672
	Manitowoc Company, Inc.µ
3,115,000	8.500%, 11/01/20	3,518,003
2,581,000	5.875%, 10/15/22	2,611,649
4,673,000	Mead Products, LLC/ Acco Brands Corp.µ* 6.750%, 04/30/20	4,979,666
917,000	Nielsen Finance, LLCµ* 4.500%, 10/01/20	911,842
	Nortek, Inc.
935,000	8.500%, 04/15/21*	1,061,225
760,000	8.500%, 04/15/21	868,300
9,199,000	Rexel, SAµ*^ 6.125%, 12/15/19	9,871,677
4,450,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	4,797,656
	Terex Corp.µ
4,860,000	6.000%, 05/15/21	5,136,413
463,000	6.500%, 04/01/20	496,278
	TransDigm Group, Inc.µ
2,359,000	5.500%, 10/15/20*	2,462,206
1,738,000	7.750%, 12/15/18	1,935,698
	Triumph Group, Inc.µ
5,786,000	8.625%, 07/15/18	6,447,774
837,000	8.000%, 11/15/17	906,053
4,896,000	United Rentals North America, Inc.µ 6.125%, 06/15/23	5,299,920
5,786,000	UR Financing Escrow Corp.µ 7.625%, 04/15/22	6,502,017

		113,343,791

	Information Technology (10.3%)
	Amkor Technology, Inc.µ
4,896,000	7.375%, 05/01/18	5,189,760
2,616,000	6.625%, 06/01/21	2,691,210
1,522,000	6.375%, 10/01/22	1,538,171
7,913,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	8,481,747
1,985,000	Brocade Communications Systems, Inc.µ* 4.625%, 01/15/23	1,973,834
7,121,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	8,229,206
454,000	IAC/InterActiveCorpµ* 4.750%, 12/15/22	454,851
8,456,000	iGATE Corp.µ 9.000%, 05/01/16	9,322,740
7,121,000	J2 Global, Inc.µ 8.000%, 08/01/20	7,379,136
7,901,000	Lender Process Services Company, Inc.µ 5.750%, 04/15/23	8,394,812
9,844,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	10,194,692
1,068,000	NXP BV† 5.750%, 02/15/21	1,068,000
7,103,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	7,307,211
	Seagate Technologyµ
5,118,000	7.000%, 11/01/21	5,687,378
3,783,000	6.875%, 05/01/20	4,158,936
1,558,000	7.750%, 12/15/18	1,732,301

PRINCIPAL AMOUNT		VALUE

4,508,000	SunGard Data Systems, Inc.* 6.625%, 11/01/19	$4,640,423
3,471,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,722,648
5,341,000	Viasystems, Inc.µ* 7.875%, 05/01/19	5,361,029
1,840,000	WEX, Inc.µ* 4.750%, 02/01/23	1,841,150

		99,369,235

	Materials (6.7%)
1,869,000	Airgas, Inc.µ 7.125%, 10/01/18	2,008,026
654,000	AngloGold Holdings, PLCµ 5.125%, 08/01/22	668,810
1,246,000	Ardagh Packaging Finance PLC* 7.000%, 11/15/20	1,268,584
4,925,000	Clearwater Paper Corp.µ 7.125%, 11/01/18	5,392,875
8,011,000	FMG Resourcesµ* 8.250%, 11/01/19	8,676,914
6,124,000	Greif, Inc.µ 7.750%, 08/01/19	7,161,252
4,718,000	IAMGOLD Corp.µ* 6.750%, 10/01/20	4,641,332
	Inmet Mining Corp.µ*
5,341,000	8.750%, 06/01/20	5,938,524
1,691,000	7.500%, 06/01/21	1,822,053
	New Gold, Inc.µ*
4,896,000	7.000%, 04/15/20	5,290,740
1,326,000	6.250%, 11/15/22	1,397,273
2,359,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,479,899
	Sealed Air Corp.µ*
4,032,000	8.125%, 09/15/19	4,616,640
2,021,000	6.500%, 12/01/20	2,238,258
	Steel Dynamics, Inc.µ
2,681,000	6.125%, 08/15/19*	2,908,885
1,535,000	7.625%, 03/15/20	1,722,078
1,113,000	6.375%, 08/15/22*	1,204,127
5,625,000	Trinseo Op / Trinseo Finance, Inc.µ* 8.750%, 02/01/19	5,610,937

		65,047,207

	Telecommunication Services (1.5%)
6,231,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	6,640,969
2,359,000	SBA Communications Corp.µ* 5.625%, 10/01/19	2,487,270
4,956,000	tw telecom, Inc.µ 5.375%, 10/01/22	5,253,360

		14,381,599

	Utilities (2.3%)
3,605,000	AES Corp.µ 7.375%, 07/01/21	4,035,347
8,233,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	8,999,698
	Calpine Corp.µ*
4,206,000	7.875%, 07/31/20	4,676,546
3,004,000	7.875%, 01/15/23	3,328,807

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,314,000		7.500%, 02/15/21	$1,431,439

			22,471,837

		TOTAL CORPORATE BONDS (Cost $761,976,541)	808,513,625

CONVERTIBLE BONDS (17.2%)
		Consumer Discretionary (5.4%)
1,317,000		Jarden Corp.µ* 1.875%, 09/15/18	1,449,793
2,650,000		KB Homeµ 1.375%, 02/01/19	2,706,313
17,838,740		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	26,115,647
6,552,000		Priceline.com, Inc.µ* 1.000%, 03/15/18	7,256,340
2,900,000		Standard Pacific Corp.µ 1.250%, 08/01/32	3,645,242
7,100,000	EUR	Volkswagen International Finance, NVµ* 5.500%, 11/09/15	11,141,001

			52,314,336

		Energy (1.0%)
11,000,000		Chesapeake Energy Corp.µ 2.250%, 12/15/38	9,717,565

		Financials (3.1%)
8,300,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	9,852,681
		Ares Capital Corp.µ
8,200,000		4.750%, 01/15/18*	8,433,249
4,500,000		5.750%, 02/01/16	4,865,783
5,500,000		ProLogis, LP 3.250%, 03/15/15	6,474,655

			29,626,368

		Health Care (2.2%)
1,834,000		Hologic, Inc.µ‡ 2.000%, 12/15/37	2,277,938
2,000,000		Medicines Companyµ* 1.375%, 06/01/17	2,503,460
8,500,000		Teleflex, Inc.µ 3.875%, 08/01/17	11,289,785
5,250,000		Volcano Corp.µ 1.750%, 12/01/17	5,484,649

			21,555,832

		Industrials (0.8%)
6,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	7,700,420

		Information Technology (4.1%)
2,700,000		Ixiaµ 3.000%, 12/15/15	3,327,277
11,000,000		Mentor Graphics Corp.µ 4.000%, 04/01/31	12,776,885
6,000,000		Nuance Communications, Inc.µ 2.750%, 11/01/31	6,730,680
13,600,000		SanDisk Corp.µ 1.500%, 08/15/17	16,936,284

			39,771,126

PRINCIPAL AMOUNT			VALUE
		Materials (0.6%)
3,200,000		Silver Standard Resources, Inc.µ* 2.875%, 02/01/33	$3,049,888
2,199,000		Steel Dynamics, Inc.µ 5.125%, 06/15/14	2,473,985

			5,523,873

		TOTAL CONVERTIBLE BONDS (Cost $154,071,939)	166,209,520

U.S. GOVERNMENT AND AGENCY SECURITIES (0.6%)
		United States Treasury Note~
3,783,000		1.375%, 02/15/13µ^	3,784,921
1,780,000		0.125%, 08/31/13	1,779,965

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,564,158)	5,564,886

SOVEREIGN BOND (1.1%)
2,136,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14 (Cost $11,611,569)	11,060,229

SYNTHETIC CONVERTIBLE SECURITIES (12.4%)
Corporate Bonds (10.3%)
		Consumer Discretionary (2.0%)
177,000		AMC Networks, Inc.µ 4.750%, 12/15/22	178,659
769,000		American Axle & Manufacturing, Inc.µ 6.625%, 10/15/22	802,163
96,000		Brookfield Residential Properties, Inc.µ* 6.500%, 12/15/20	101,880
234,000		Continental Rubber Of America Corp.µ* 4.500%, 09/15/19	240,728
751,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	853,793
790,000		Dana Holding Corp.µ 6.750%, 02/15/21	862,087
		DISH Network Corp.µ
824,000		7.875%, 09/01/19	976,955
692,000		5.875%, 07/15/22	743,900
539,000		Dufry Finance SCAµ* 5.500%, 10/15/20	564,266
643,000		Express, LLCµ 8.750%, 03/01/18	700,468
		Goodyear Tire & Rubber Companyµ
604,000		8.250%, 08/15/20	668,552
330,000		7.000%, 05/15/22	355,575
604,000		Hasbro, Inc.µ 6.600%, 07/15/28	688,977
1,021,000		Icahn Enterprises, LPµ 8.000%, 01/15/18	1,097,575
315,000		J.C. Penney Company, Inc.µ 7.125%, 11/15/23	266,963
		Jaguar Land Rover, PLCµ*
582,000		8.125%, 05/15/21	662,752
396,000		7.750%, 05/15/18	434,857
275,000		5.625%, 02/01/23	284,109

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Lear Corp.µ
544,000		8.125%, 03/15/20	$610,640
82,000		4.750%, 01/15/23*	81,744
385,000		Liberty Media Corp.µ 8.250%, 02/01/30	426,628
		Limited Brands, Inc.µ
330,000		7.600%, 07/15/37	355,575
165,000		5.625%, 02/15/22	178,716
110,000		6.950%, 03/01/33	113,438
		Meritage Homes Corp.µ
319,000		7.000%, 04/01/22	352,894
165,000		7.150%, 04/15/20	183,356
358,000		Netflix, Inc.*† 5.375%, 02/01/21	357,776
398,000		Phillips-Van Heusen Corp.µ 7.375%, 05/15/20	451,979
218,000		PVH Corp.µ 4.500%, 12/15/22	218,545
		Royal Caribbean Cruises, Ltd.µ
663,000		5.250%, 11/15/22	708,996
429,000		7.500%, 10/15/27	488,256
		Ryland Group, Inc.µ
659,000		6.625%, 05/01/20	738,080
185,000		5.375%, 10/01/22	190,088
254,000		Sally Holdings, LLCµ 5.750%, 06/01/22	270,986
934,000		Service Corp. Internationalµ 7.500%, 04/01/27	1,034,405
364,000		Sirius XM Radio, Inc.µ* 5.250%, 08/15/22	370,825
360,000		Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	362,475
291,000		Sotheby’sµ* 5.250%, 10/01/22	294,637
776,000		Vail Resorts, Inc.µ 6.500%, 05/01/19	839,050
462,000		Viking Cruises, Ltd.µ* 8.500%, 10/15/22	510,510
29,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	30,686

			19,654,544

		Consumer Staples (0.5%)
330,000		Dean Foods Companyµ 9.750%, 12/15/18	376,819
71,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	79,698
723,000		JBS USA, LLCµ* 7.250%, 06/01/21	756,439
659,000		Land O’ Lakes, Inc.µ* 6.000%, 11/15/22	710,072
1,146,000		Post Holdings, Inc.µ 7.375%, 02/15/22	1,279,939
1,319,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	1,464,090
220,000		Wells Enterprises, Inc.µ* 6.750%, 02/01/20	229,487

			4,896,544

		Energy (2.3%)
175,000		Access Midstream Partners, LPµ 4.875%, 05/15/23	175,328
3,077,000	NOK	Aker Solutions, ASA‡ 6.150%, 06/06/17	587,192
298,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	324,448

PRINCIPAL AMOUNT		VALUE

659,000	Berry Petroleum Companyµ 6.375%, 09/15/22	$696,892
819,000	Bristow Group, Inc.µ 6.250%, 10/15/22	888,615
357,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	360,347
	Calumet Specialty Products, LPµ
714,000	9.375%, 05/01/19	786,050
220,000	9.625%, 08/01/20*	245,988
	Carrizo Oil & Gas, Inc.µ
615,000	8.625%, 10/15/18	669,197
539,000	7.500%, 09/15/20	566,287
440,000	Chesapeake Energy Corp.µ 9.500%, 02/15/15	501,050
184,000	Chesapeake Oilfield Finance, Inc.µ* 6.625%, 11/15/19	183,310
879,000	Cimarex Energy Companyµ 5.875%, 05/01/22	948,771
	Continental Resources, Inc.µ
577,000	5.000%, 09/15/22	617,390
220,000	8.250%, 10/01/19	247,638
251,000	Denbury Resources, Inc.† 4.625%, 07/15/23	247,549
846,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	857,632
107,000	Frontier Oil Corp.µ 6.875%, 11/15/18	115,627
824,000	GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	855,415
550,000	Holly Energy Partners, LPµ* 6.500%, 03/01/20	587,812
146,000	HollyFrontier Corp.µ 9.875%, 06/15/17	157,771
154,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	162,470
177,000	Kodiak Oil + Gas Corp.µ* 5.500%, 01/15/21	179,544
714,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	778,260
	Linn Energy, LLCµ
550,000	8.625%, 04/15/20	610,500
330,000	6.250%, 11/01/19*	330,619
220,000	7.750%, 02/01/21	237,600
110,000	6.500%, 05/15/19	112,338
484,000	MarkWest Energy Partners, LPµ 5.500%, 02/15/23	516,367
	Oasis Petroleum, Inc.µ
512,000	6.500%, 11/01/21	548,480
165,000	6.875%, 01/15/23	180,469
163,000	Oil States International, Inc.µ* 5.125%, 01/15/23	166,668
604,000	Parker Drilling Companyµ 9.125%, 04/01/18	657,605
306,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	335,453
511,000	Pioneer Drilling Companyµ 9.875%, 03/15/18	560,822
714,000	Samson Investment Companyµ* 9.750%, 02/15/20	763,980
714,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	773,797
	SESI, LLCµ
418,000	6.875%, 06/01/14	420,913
275,000	7.125%, 12/15/21	307,656
	SM Energy Companyµ
479,000	6.625%, 02/15/19	509,536

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

418,000	6.500%, 11/15/21	$449,872
484,000	Swift Energy Companyµ 8.875%, 01/15/20	529,677
58,000	Tesoro Corp.µ 5.375%, 10/01/22	60,719
401,000	Tesoro Logistics, LPµ* 5.875%, 10/01/20	420,048
445,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	475,037
	W&T Offshore, Inc.µ
1,044,000	8.500%, 06/15/19	1,126,215
132,000	8.500%, 06/15/19*	140,828
195,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	211,209

		22,186,991

	Financials (0.3%)
323,000	AON Corp.µ 8.205%, 01/01/27	413,773
469,000	Legg Mason, Inc.µ* 6.000%, 05/21/19	515,142
714,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	767,550
	Nuveen Investments, Inc.*
352,000	9.500%, 10/15/20µ^	359,040
352,000	9.125%, 10/15/17	355,960

		2,411,465

	Health Care (1.2%)
1,385,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,506,187
762,000	DaVita, Inc.µ 6.625%, 11/01/20	835,819
	Endo Pharmaceuticals Holdings, Inc.µ
736,000	7.000%, 12/15/20	798,560
165,000	7.000%, 07/15/19	179,025
124,000	Fresenius Medµ* 5.875%, 01/31/22	135,625
454,000	Grifols, SAµ 8.250%, 02/01/18	501,386
	HCA Holdings, Inc.µ
1,066,000	7.750%, 05/15/21	1,176,597
234,000	6.250%, 02/15/21	248,479
220,000	HCA, Inc.µ 5.875%, 05/01/23	230,450
500,000	Health Management Associates, Inc.µ 7.375%, 01/15/20	552,500
990,000	Hologic, Inc.µ* 6.250%, 08/01/20	1,059,919
659,000	Teleflex, Inc.µ 6.875%, 06/01/19	720,369
	Tenet Healthcare Corp.
753,000	6.750%, 02/01/20	792,533
134,000	4.500%, 04/01/21*†	132,493
	Valeant Pharmaceuticals International, Inc.µ*
824,000	7.000%, 10/01/20	882,195
714,000	7.250%, 07/15/22	767,996
143,000	6.750%, 10/01/17	153,278
1,071,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	1,163,374

		11,836,785

PRINCIPAL AMOUNT		VALUE

	Industrials (1.4%)
1,044,000	Belden, Inc.µ* 5.500%, 09/01/22	$1,081,845
352,000	Bombardier, Inc.µ* 6.125%, 01/15/23	357,500
316,000	Clean Harbors, Inc.µ* 5.125%, 06/01/21	327,455
	Deluxe Corp.µ
769,000	6.000%, 11/15/20*	781,016
659,000	7.000%, 03/15/19	708,013
354,000	Digitalglobe, Inc.* 5.250%, 02/01/21	354,000
	Dycom Investments, Inc.µ
531,000	7.125%, 01/15/21	566,511
154,000	7.125%, 01/15/21*	160,353
637,000	Edgen Murray Corp.* 8.750%, 11/01/20	649,740
441,000	General Cable Corp.µ* 5.750%, 10/01/22	463,877
349,000	GrafTech International, Ltd.µ* 6.375%, 11/15/20	371,903
611,000	H&E Equipment Services, Inc.µ* 7.000%, 09/01/22	670,572
355,000	Iron Mountain, Inc.µ 5.750%, 08/15/24	364,097
	Manitowoc Company, Inc.µ
385,000	8.500%, 11/01/20	434,809
319,000	5.875%, 10/15/22	322,788
577,000	Mead Products, LLC/ Acco Brands Corp.µ* 6.750%, 04/30/20	614,866
113,000	Nielsen Finance, LLCµ* 4.500%, 10/01/20	112,364
	Nortek, Inc.
115,000	8.500%, 04/15/21*	130,525
94,000	8.500%, 04/15/21	107,395
1,136,000	Rexel, SAµ* 6.125%, 12/15/19	1,219,070
550,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	592,969
	Terex Corp.µ
600,000	6.000%, 05/15/21	634,125
57,000	6.500%, 04/01/20	61,097
	TransDigm Group, Inc.µ
291,000	5.500%, 10/15/20*	303,731
215,000	7.750%, 12/15/18	239,456
	Triumph Group, Inc.µ
714,000	8.625%, 07/15/18	795,664
103,000	8.000%, 11/15/17	111,498
604,000	United Rentals North America, Inc.µ 6.125%, 06/15/23	653,830
714,000	UR Financing Escrow Corp.µ 7.625%, 04/15/22	802,357

		13,993,426

	Information Technology (1.3%)
	Amkor Technology, Inc.µ
604,000	7.375%, 05/01/18	640,240
323,000	6.625%, 06/01/21	332,286
188,000	6.375%, 10/01/22	189,998
977,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	1,047,222

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

245,000	Brocade Communications Systems, Inc.µ* 4.625%, 01/15/23	$243,622
879,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	1,015,794
56,000	IAC/InterActiveCorpµ* 4.750%, 12/15/22	56,105
1,044,000	iGATE Corp.µ 9.000%, 05/01/16	1,151,010
879,000	J2 Global, Inc.µ 8.000%, 08/01/20	910,864
976,000	Lender Process Services Company, Inc.µ 5.750%, 04/15/23	1,037,000
1,216,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	1,259,320
132,000	NXP BV† 5.750%, 02/15/21	132,000
877,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	902,214
	Seagate Technologyµ
632,000	7.000%, 11/01/21	702,310
467,000	6.875%, 05/01/20	513,408
192,000	7.750%, 12/15/18	213,480
557,000	SunGard Data Systems, Inc.* 6.625%, 11/01/19	573,362
429,000	ViaSat, Inc.µ 6.875%, 06/15/20	460,102
659,000	Viasystems, Inc.µ* 7.875%, 05/01/19	661,471
227,000	WEX, Inc.µ* 4.750%, 02/01/23	227,142

		12,268,950

	Materials (0.8%)
231,000	Airgas, Inc.µ 7.125%, 10/01/18	248,183
81,000	AngloGold Holdings, PLCµ 5.125%, 08/01/22	82,834
154,000	Ardagh Packaging Finance PLC* 7.000%, 11/15/20	156,791
608,000	Clearwater Paper Corp.µ 7.125%, 11/01/18	665,760
989,000	FMG Resourcesµ* 8.250%, 11/01/19	1,071,211
756,000	Greif, Inc.µ 7.750%, 08/01/19	884,047
582,000	IAMGOLD Corp.µ* 6.750%, 10/01/20	572,543
	Inmet Mining Corp.µ*
659,000	8.750%, 06/01/20	732,726
209,000	7.500%, 06/01/21	225,198
	New Gold, Inc.µ*
604,000	7.000%, 04/15/20	652,697
164,000	6.250%, 11/15/22	172,815
291,000	PH Glatfelter Companyµ 5.375%, 10/15/20	305,914
	Sealed Air Corp.µ*
498,000	8.125%, 09/15/19	570,210
249,000	6.500%, 12/01/20	275,768
	Steel Dynamics, Inc.µ
331,000	6.125%, 08/15/19*	359,135
190,000	7.625%, 03/15/20	213,156
137,000	6.375%, 08/15/22*	148,217

PRINCIPAL AMOUNT			VALUE

695,000		Trinseo Op / Trinseo Finance, Inc.µ* 8.750%, 02/01/19	$693,262

			8,030,467

		Telecommunication Services (0.2%)
769,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	819,596
291,000		SBA Communications Corp.µ* 5.625%, 10/01/19	306,823
612,000		tw telecom, Inc.µ 5.375%, 10/01/22	648,720

			1,775,139

		Utilities (0.3%)
445,000		AES Corp.µ 7.375%, 07/01/21	498,122
1,017,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,111,708
		Calpine Corp.µ*
519,000		7.875%, 07/31/20	577,063
371,000		7.875%, 01/15/23	411,114
162,000		7.500%, 02/15/21	176,479

			2,774,486

		TOTAL CORPORATE BONDS	99,828,797

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
467,000		1.375%, 02/15/13µ^	467,237
220,000		0.125%, 08/31/13	219,996

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	687,233

Sovereign Bond (0.1%)
264,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	1,366,995

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.9%)#
		Consumer Discretionary (0.6%)
		Amazon.com, Inc.
370		Call, 01/18/14, Strike $260.00	1,307,950
180		Call, 01/18/14, Strike $250.00	733,050
130		Priceline.com, Inc. Call, 01/18/14, Strike $615.00	1,667,900
2,900		Starbucks Corp. Call, 01/18/14, Strike $52.50	2,088,000

			5,796,900

		Health Care (0.2%)
2,800		Gilead Sciences, Inc. Call, 01/18/14, Strike $36.25	1,673,000

		Information Technology (1.1%)
360		Apple, Inc. Call, 01/18/14, Strike $545.00	597,600
1,500		eBay, Inc. Call, 01/18/14, Strike $40.00	2,606,250
5,900		Oracle Corp. Call, 01/18/14, Strike $35.00	2,006,000

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF CONTRACTS			VALUE
485		Salesforce.com, Inc. Call, 01/18/14, Strike $155.00	$1,576,250
3,600	EUR	SAP, AG Call, 06/21/13, Strike $53.59	3,723,339

			10,509,439

		TOTAL PURCHASED OPTIONS	17,979,339

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $111,612,208)	119,862,364

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (15.8%)
		Consumer Discretionary (1.6%)
365,000		General Motors Companyµ^ 4.750%	15,811,800

		Consumer Staples (1.0%)
90,600		Bunge, Ltd.µ 4.875%	9,852,750

		Energy (3.0%)
325,000		Apache Corp.µ 6.000%	15,382,250
13,601		Chesapeake Energy Corp.µ*
		5.750%	13,880,244

			29,262,494

		Financials (4.9%)
310,000		Affiliated Managers Group, Inc.µ 5.150%	15,829,375
90,000		Fifth Third Bancorpµ 8.500%	13,069,800
168,000		MetLife, Inc.µ 5.000%	8,196,720
8,100		Wells Fargo & Companyµ 7.500%	10,456,290

			47,552,185

		Industrials (3.9%)
102,760		Stanley Black & Decker, Inc.µ 4.750%	12,685,722
445,000		United Technologies Corp.µ 7.500%	25,338,300

			38,024,022

		Utilities (1.4%)
250,000		NextEra Energy, Inc. 5.599%	13,025,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $150,527,181)	153,528,251

COMMON STOCKS (2.3%)
		Financials (0.6%)
17,300		American International Group, Inc.µ#	654,459
118,574		MetLife, Inc.µ	4,427,553

			5,082,012

NUMBER OF SHARES		VALUE
	Health Care (0.7%)
151,671	Merck & Company, Inc.µ	$6,559,771

	Information Technology (1.0%)
150,000	QUALCOMM, Inc.	9,904,500

	TOTAL COMMON STOCKS (Cost $19,895,153)	21,546,283

SHORT TERM INVESTMENT (3.1%)
30,127,343	Fidelity Prime Money Market Fund - Institutional Class (Cost $30,127,343)	30,127,343

TOTAL INVESTMENTS (136.1%) (Cost $1,245,386,092)		1,316,412,501

LIABILITIES, LESS OTHER ASSETS (-36.1%)		(348,820,904)

NET ASSETS (100.0%)		$967,591,597

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for notes payable aggregating a total value of $1,140,216,778. $163,306,677 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $264,754,053 or 27.4% of net assets applicable to common shareholders.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2013.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $4,341,149.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.430% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(3,026,098)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	68,000,000	(1,009,483)

					$(4,035,581)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2013.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows:

Cost basis of investments	$1.275,545,305

Gross unrealized appreciation	74,068,944
Gross unrealized depreciation	(33,201,748)

Net unrealized appreciation (depreciation)	$40,867,196

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $200 million, and a lending agreement (“Lending Agreement”), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $200 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “Pledged Collateral”). BNP and SSB share an equal claim on the Pledged Collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2013, the average borrowings under the Agreements were $319.6 million. For the period ended January 31, 2013, the average interest rate was 0.97%. As of January 31, 2013, the amount of outstanding borrowings was $334.8 million. The interest rate applicable to the borrowings on January 31, 2013 was 0.95%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2013, the Fund used approximately $19.2 million of its cash collateral to offset the SSB Agreement, representing 1.5% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.48%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$808,513,625	$—	$808,513,625
Convertible Bonds		166,209,520		166,209,520
U.S. Government and Agency Securities		5,564,886		5,564,886
Sovereign Bond		11,060,229		11,060,229
Synthetic Convertible Securities (Corporate Bonds)		99,828,797		99,828,797
Synthetic Convertible Securities (U.S. Government and Agency Securities)		687,233		687,233
Synthetic Convertible Securities (Sovereign Bond)		1,366,995		1,366,995
Synthetic Convertible Securities (Purchased Options)	17,979,339			17,979,339
Convertible Preferred Stocks	100,940,882	52,587,369		153,528,251
Common Stocks	21,546,283			21,546,283
Short Term Investment	30,127,343			30,127,343

Total	$170,593,847	$1,145,818,654	$—	$1,316,412,501

Liabilities
Interest Rate Swaps	$—	$4,035,581	$—	$4,035,581

Total	$—	$4,035,581	$—	$4,035,581

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 25, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 25, 2013